Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories
	December 31,
	2023	2022
	US$’000	US$’000

Raw materials	222	285
Work in progress	-	10
Finished goods	501	308
	723	603

ZHEJIANG TIANLAN
Inventories
	December 31,
	2023	2022
	RMB’000	RMB’000

Raw materials	54	1,961
Finished goods	4,415	2,438
	4,469	4,399